Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Earnings [Abstract]
Net revenues	$ 76,346	[1]	$ 67,713	[1]	$ 62,080	[1]
Cost of sales	10,678		9,713		9,022
Excise taxes on products	45,249		40,505		37,045
Gross profit	20,419		17,495		16,013
Marketing, administration and research costs	6,880		6,160		5,870
Asset impairment and exit costs	109		47		29
Amortization of intangibles	98		88		74
Operating income	13,332		11,200		10,040
Interest expense, net	800		876		797
Earnings before income taxes	12,532		10,324		9,243
Provision for income taxes	3,653		2,826		2,691
Net earnings	8,879		7,498		6,552
Net earnings attributable to noncontrolling interests	288		239		210
Net earnings attributable to PMI	$ 8,591		$ 7,259		$ 6,342
Per share data (Note 10):
Basic earnings per share	$ 4.85		$ 3.93		$ 3.25
Diluted earnings per share	$ 4.85		$ 3.92		$ 3.24

[1]	Total net revenues attributable to customers located in Germany, PMI's largest market in terms of net revenues, were $8.1 billion, $7.5 billion and $7.9 billion for the years ended December 31, 2011, 2010 and 2009, respectively.